Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents	$ 17,446	$ 6,563	$ 10,344	$ 12,350	$ 7,028
Accounts receivable, net				247
Other current assets	667	346		182
Total current assets	18,113	6,909		12,779
Property, plant and equipment	493	522		120
TOTAL ASSETS	18,606	7,431		12,899
Current liabilities
Accounts payable	1,590	1,857		696
Accrued salaries, wages, and other compensation	681	978		114
Total current liabilities	2,271	2,835		810
Total liabilities	2,271	2,835		810
Commitments and contingencies
Stockholders' equity
Preferred stock as of December 31, 2011 and December 31, 2010, $0.0001 par value per share; authorized 40,000,000 shares
Common stock as of December 31, 2011 and December 31, 2010, par value $0.0001 per share; authorized 100,000,000 shares; issued and outstanding 6,019,663 and 5,063,968, respectively	1	1		1
Additional paid-in capital	90,339	68,652		60,086
Accumulated other comprehensive income:
Foreign currency translation adjustment	1,183	1,132		995
Accumulated deficit	(75,188)	(65,189)		(48,993)
Total stockholders' equity	16,335	4,596		12,089	7,071
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 18,606	$ 7,431		$ 12,899